SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Portfolios Prospectus
(Class F)
dated October 18, 2013

Date of Supplement: November 26, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)
Class F
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.20%
Total annual fund operating expenses	1.14%

[1]  Based on estimated amounts for the current fiscal year.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386